CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 52,225	$ 41,016	$ 31,785
Cost of revenues	12,839	10,435	8,308
Gross profit	39,386	30,581	23,477
Research and development expenses, net	9,603	7,190	6,665
Selling and marketing expenses	18,933	16,203	16,456
General and administrative expenses	6,527	5,797	5,315
Total operating expenses	35,063	29,190	28,436
Operating profit (loss)	4,323	1,391	(4,959)
Finance income	5,596	3,584	2,171
Finance expense	2,209	1,516	1,158
Profit (loss) before income taxes	7,710	3,459	(3,946)
Income taxes	135	538	251
Net profit (loss) and total comprehensive profit (loss)	$ 7,575	$ 2,921	$ (4,197)
Basic net loss per share	$ 0.20	$ 0.09	$ (0.13)
Diluted net loss per share	$ 0.18	$ 0.05	$ (0.13)